SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND
       STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

                                   --------

                               CASH ACCOUNT TRUST


                    Government & Agency Securities Portfolio


                              Tax-Exempt Portfolio


                              INVESTORS CASH TRUST


                               Treasury Portfolio


THE FOLLOWING CHANGES WILL TAKE EFFECT ON FEBRUARY 15, 2017:

CURRENT FUND NAME                             NEW FUND NAME (EFFECTIVE ON FEBRUARY 15, 2017)
Government & Agency Securities Portfolio    Deutsche Government & Agency Securities Portfolio
Tax-Exempt Portfolio                                  Deutsche Tax-Exempt Portfolio
Treasury Portfolio                                     Deutsche Treasury Portfolio






               Please Retain This Supplement for Future Reference









December 9, 2016
PRO_SAISTKR-302

                                                   Deutsche
                                                   Asset Management [DB Logo]